PROPERTY, PLANT AND EQUIPMENT - Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	$ 2,610.4
Balance at the end of year	3,152.9	$ 2,610.4
Land, buildings and leasehold improvements
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	129.3
Balance at the end of year	131.0	129.3
Furniture and equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	220.5
Balance at the end of year	221.0	220.5
Telecommunication networks
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	2,189.8
Balance at the end of year	2,641.5	2,189.8
Projects under development
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	70.8
Balance at the end of year	159.4	70.8
Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	8,726.4	8,553.8
Additions	389.3	369.7
Net change in additions financed with non-cash balances	0.7	2.6
Business acquisitions (note 7)	709.1
Retirement, disposals and other	(158.4)	(199.7)
Balance at the end of year	9,667.1	8,726.4
Cost | Land, buildings and leasehold improvements
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	228.5	233.8
Additions	1.4	3.1
Business acquisitions (note 7)	11.3
Reclassification	0.4	(6.4)
Retirement, disposals and other	(4.4)	(2.0)
Balance at the end of year	237.2	228.5
Cost | Furniture and equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	1,316.6	1,383.0
Additions	56.9	66.8
Net change in additions financed with non-cash balances	0.2	(2.6)
Business acquisitions (note 7)	16.7
Reclassification	2.9	6.8
Retirement, disposals and other	(82.2)	(137.4)
Balance at the end of year	1,311.1	1,316.6
Cost | Telecommunication networks
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	7,110.5	6,841.2
Additions	205.0	257.1
Net change in additions financed with non-cash balances	22.1	(9.5)
Business acquisitions (note 7)	598.0
Reclassification	95.6	82.0
Retirement, disposals and other	(71.8)	(60.3)
Balance at the end of year	7,959.4	7,110.5
Cost | Projects under development
Changes in the net carrying amount of fixed assets
Balance at the beginning of year	70.8	95.8
Additions	126.0	42.7
Net change in additions financed with non-cash balances	(21.6)	14.7
Business acquisitions (note 7)	83.1
Reclassification	(98.9)	(82.4)
Balance at the end of year	$ 159.4	$ 70.8